WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warrant Liability
Warrants outstanding exercise price at beginning	$ 6.64	$ 6.64
Warrants outstanding, shares at beginning	33,888	49,701
Warrants outstanding, amount at beginning	$ 33	$ 1,120
Exercise of warrants, exercise price		$ 6.64
Exercise of warrants, shares		(15,813)
Exercise of warrants, amount		$ (235)
Fair value adjustment , exercise price
Fair value adjustment, shares	(33,888)
Fair value adjustment, amount	$ (33)	$ (852)
Warrants outstanding, exercise price, at end		$ 6.64
Warrants outstanding, shares at end		33,888
Warrants outstanding, amount, at end		$ 33
Gain (loss) of change in fair value of warrants	$ 33	$ 852